Related Parties-Transactions and Balances	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Related Parties-Transactions and Balances

NOTE 15-RELATED PARTIES-TRANSACTIONS AND BALANCES:

a.	Transactions with related parties

Key management personnel include members of the Board of Directors, the Chief Executive Officer and all Vice Presidents of the Company and companies controlled by them.

	Year ended December 31
	2018	2017	2016
	U.S. dollars in thousands

Key management compensation:
Labor cost and related expenses	$2,267	$2,202	$1,737
Share-based payments	1,866	2,075	817
Other	427	406	420

	$4,560	$4,683	$2,974

b.	Balances with related parties:

	December 31
	2018	2017
	U.S. dollars in thousands
Key management-
Payables and accrued expenses - for salary and related expenses	$484	$409

Severance pay obligations	$76	$88

Provision for vacation	$116	$97